Segment information - Reconciliation of segment Adjusted EBITDA to Group Loss for the Period (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Segment information
Depreciation and amortization	€ (2,084)	€ (1,397)
Operating loss	(8,158)	(4,895)
Income tax expenses	(129)	(174)
Loss for the period	(8,736)	(5,281)
Operating segment
Segment information
Reportable segment Adjusted EBITDA	2,695	2,955
Reportable segment Adjusted EBITDA after corporate expenses	(5,017)	(865)
Operating loss	(8,158)	(4,895)
Financial costs, net	(449)	(212)
Income tax expenses	(129)	(174)
Loss for the period	(8,736)	(5,281)
Corporate
Segment information
Corporate expenses	(7,712)	(3,820)
Depreciation and amortization	(976)	(617)
Sharebased payment expenses
Segment information
Share-based compensation	(1,057)	(2,633)
Depreciation and amortization
Segment information
Depreciation and amortization	€ (2,084)	€ (1,397)